Subsequent Events (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands										1 Months Ended			3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Aug. 13, 2026	Aug. 05, 2026	Jul. 24, 2026	Jun. 22, 2026	May 18, 2026	Mar. 31, 2026	Jan. 06, 2026	Oct. 21, 2025	Apr. 30, 2024	Dec. 31, 2025	Nov. 30, 2025	Oct. 31, 2025	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2026	Jun. 30, 2026	Jun. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Jan. 15, 2026	Oct. 24, 2025	Apr. 30, 2025	Sep. 29, 2024	Jul. 30, 2024	Dec. 21, 2023	Dec. 20, 2023
Subsequent Event [Line Items]
Issuance of shares														$ 1,523	$ 640				$ 2,199	$ 3,607
Share Price																	$ 2.22
Cash																	$ 2,142		$ 3,273	$ 266
Shares issued																	169,375
Purchase of warrants																			25,085,732	18,675,799		1,337,549
Warrants and Rights Outstanding																	$ 3,707
Common stock price per share																	$ 1,200										$ 0.10
Debt conversion shares					2,500,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																			20,196
Class of Warrant or Right, Exercise Price of Warrants or Rights																				$ 8.202			$ 8.202	$ 13.90
Accrued interest
Proceeds from the issuance of notes payable																	$ 8,649	$ 2,575
Principal amount					$ 4,000																$ 600
Fees and expenses of legal				$ 25		$ 25
Convertible Notes Payable [Member]
Subsequent Event [Line Items]
Principal amount																	$ 140	$ 661
Common Class A [Member]
Subsequent Event [Line Items]
Shares issued									950,000								134,062		64,280	37,000
Purchase of warrants																									575,538
Common stock price per share																										$ 10.00
Debt conversion amount																			$ 661
Debt conversion shares																			79,868
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																							68,276
Class of Warrant or Right, Exercise Price of Warrants or Rights																			$ 180.00
Common Class A [Member] | Convertible Notes Payable [Member]
Subsequent Event [Line Items]
Issuance of shares																		79,868
Minimum [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																			0.10
Maximum [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																			$ 20.00
Securities Purchase Agreements [Member]
Subsequent Event [Line Items]
Proceeds from Issuance Initial Public Offering					$ 1,000		$ 5,360									$ 2,475	$ 2,308
Securities Purchase Agreements [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Public offering shares							3,000,000
Public offering shares							$ 2.00
Securities Purchase Agreements [Member] | Maximum [Member]
Subsequent Event [Line Items]
Fees and expenses of legal							$ 100
Common Stock [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Issuance of shares
Shares issued													30,000	226,450	56,174				205,821	43,783
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period														32,353						152,163
Issuance of shares															12,500				12,500	12,500
Accrued interest
Preferred Stock [Member]
Subsequent Event [Line Items]
Issuance of shares
Accrued interest
Warrant [Member]
Subsequent Event [Line Items]
Common stock price per share																						$ 10.80
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																						100,000
Warrant [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																			$ 10.80
Subsequent Event [Member]
Subsequent Event [Line Items]
Purchase of warrants																						1,337,547
Class of Warrant or Right, Exercise Price of Warrants or Rights																						$ 10.80
Issuance of shares												47,795
Accrued interest												$ 405
Net proceeds											$ 112
Proceeds from future receipts										$ 1,966	1,966
Proceeds from borrowings										806	$ 806
Promissory note										1,100				1,100
Proceeds from the issuance of notes payable										800
Principal amount										$ 1,100				$ 1,100
Subsequent Event [Member] | Convertible Notes Payable [Member]
Subsequent Event [Line Items]
Accrued interest												$ 511
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Issuance of shares								$ 15,800
Conversion of shares, shares converted		585,365
Common stock price per share		$ 2.05
Debt conversion amount	$ 150
Debt conversion shares	126,957
Debt conversion, share price	$ 1.18
Subsequent Event [Member] | Common Class A [Member] | Convertible Notes Payable [Member]
Subsequent Event [Line Items]
Issuance of shares												68,789
Subsequent Event [Member] | Vision Aerial Merger Agreement [Member]
Subsequent Event [Line Items]
Cash			$ 3,000
Subsequent Event [Member] | Vision Aerial Merger Agreement [Member] | Minimum [Member]
Subsequent Event [Line Items]
Share Price			$ 2.00
Subsequent Event [Member] | Vision Aerial Merger Agreement [Member] | Maximum [Member]
Subsequent Event [Line Items]
Share Price			$ 3.00
Subsequent Event [Member] | Plan Merger Agreement [Member]
Subsequent Event [Line Items]
Shares issued	4,800,000
Subsequent Event [Member] | Securities Purchase Agreements [Member]
Subsequent Event [Line Items]
Proceeds from Issuance Initial Public Offering							$ 5,135
Subsequent Event [Member] | Securities Purchase Agreements [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Public offering shares							3,000,000
Public offering shares							$ 2.00
Subsequent Event [Member] | Securities Purchase Agreements [Member] | Maximum [Member]
Subsequent Event [Line Items]
Fees and expenses of legal							$ 100
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Conversion of shares, shares converted	585,365
Subsequent Event [Member] | Common Stock [Member] | Vision Aerial Merger Agreement [Member]
Subsequent Event [Line Items]
Issuance of shares			$ 12,000
Subsequent Event [Member] | Preferred Stock [Member]
Subsequent Event [Line Items]
Purchase of warrants		1,000
Warrants and Rights Outstanding		$ 1,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period		5,000
Conversion of shares	1,000
Conversion price	$ 2.05
Subsequent Event [Member] | Warrant [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																						100,000